Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 4,336	$ 10,477	$ 588	$ 778	$ 3,802	$ 19,981
CANADA | Animakee Wa Zhing [Member]
Total		785			22	807
CANADA | Anishinaabeg of Naongashiing [Member]
Total				257	243	500
CANADA | Big Grassy River First Nation [Member]
Total			10	279		289
CANADA | Metis Nation of Ontario [Member]
Total					80	80
CANADA | Naicatchewenin First Nation [Member]
Total		1,996			19	2,015
CANADA | Naotkamegwanning First Nation [Member]
Total				110	44	154
CANADA | Ojibways of Onigaming First Nation [Member]
Total				$ 132	35	167
CANADA | Rainy River First Nation [Member]
Total		1,996			19	2,015
CANADA | Township of Chapple [Member]
Total	798		70			868
CANADA | Stk'emlupsemc te Secwepemc Nation [Member]
Total		$ 5,700			$ 3,340	9,040
CANADA | Government of British Columbia [Member]
Total	3,131		$ 508			3,639
MEXICO | Government of Mexico - Ministry of Finance [Member]
Total	$ 407					$ 407